capital structure financial policies (Tables)	6 Months Ended
Jun. 30, 2025
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective			2025	2024
Components of debt and coverage ratios
Net debt [1]				$27,293	$28,179
EBITDA – excluding restructuring and other costs [2]				$7,333	$7,320
Net interest cost [3] (Note 9)				$1,404	$1,329
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.2	–	2.7 [4]	3.7	3.8
Coverage ratios
Earnings coverage [5]				2.0	1.8
EBITDA – excluding restructuring and other costs interest coverage [6]				5.2	5.5

1	Net debt and total managed capitalization are calculated as follows:

As at June 30	Note	2025	2024
Long-term debt	26	$32,194	$28,151
TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	26(f)	(2,207)	—
Debt issuance costs netted against long-term debt		172	123
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated debt, net		220	(7)
Accumulated other comprehensive income (loss) amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated debt — excluding tax effects		(326)	(205)
Cash and temporary investments, net		(3,682)	(927)
Short-term borrowings	22	922	1,044
Net debt		27,293	28,179
Common equity		15,220	15,809
Non-controlling interests		882	1,236
Add: TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt		2,207	—
Less: accumulated other comprehensive income (loss) amounts included above in common equity and non-controlling interests		59	(24)
Total managed capitalization		$45,661	$45,200

2	EBITDA – excluding restructuring and other costs is calculated as follows:

		Restructuring	EBITDA –
		and other	excluding
	EBITDA	costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2025	$3,423	$230	$3,653
Year ended December 31, 2024	6,840	493	7,333
Deduct
Six-month period ended June 30, 2024	(3,314)	(339)	(3,653)
EBITDA – excluding restructuring and other costs	$6,949	$384	$7,333

3	Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, unrealized changes in virtual power purchase agreements forward element when accounted for as held for trading (see Note 2 (a)), and recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).
4	Our long-term objective range for this ratio is 2.2 – 2.7 times. The ratio as at June 30, 2025, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to circa 2.7 times in the medium term (following the spectrum auctions in 2021 and 2023, and the mmWave spectrum auction upcoming), consistent with our long-term strategy. We have an objective of achieving a ratio of circa 3.0 times in 2027. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.
5	Earnings coverage is defined in Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt (including dividend obligations on preferred shares that are required to be accounted for as financial liabilities); interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding those attributable to non-controlling interests.
6	EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended June 30	Objective	2025	2024
Determined using most comparable IFRS Accounting Standards measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities – less capital expenditures		107%	99%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	75%	82%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

Our calculation of TELUS Corporation Common Share dividends declared, net of dividend reinvestment plan effects, is as follows:

For the 12-month periods ended June 30 (millions)	2025	2024
TELUS Corporation Common Share dividends declared	$2,427	$2,210
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(824)	(697)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,603	$1,513

* Free cash flow is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding items that we consider to be of limited predictive value, including certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets, and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key performance measure that management and investors use to evaluate the performance of our business.

Schedule of calculation of free cash flow, and the reconciliation to cash provided by operating activities

For the 12-month periods ended June 30 (millions)	Note	2025	2024
EBITDA	5	$6,949	$6,536
Restructuring and other costs, net of disbursements		(26)	90
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing		(157)	(141)
Effect of lease principal	31(b)	(698)	(611)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows	14	177	125
Net employee defined benefit plans expense	15	68	75
Employer contributions to employee defined benefit plans		(18)	(26)
Loss from equity accounted investments		6	36
Interest paid (excluding discretionary cash payment of dividends accounted for as interest)		(1,360)	(1,264)
Interest received		34	37
Capital expenditures (excluding acquisition from related party)		(2,391)	(2,718)
Capital expenditure for acquisition from related party		(93)	—
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party		94	—
Free cash flow before income taxes		2,585	2,139
Income taxes paid, net of refunds		(460)	(305)
Free cash flow		2,125	1,834
Add (deduct):
Capital expenditures	5	2,484	2,718
Effect of lease principal		698	611
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash		(555)	(204)
Cash provided by operating activities		$4,752	$4,959